SEI LIQUID ASSET TRUST

Prime Obligation Fund (TPRXX)

Supplement Dated November 3, 2010
to the Statement of Additional Information (SAI) Dated October 31, 2010

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

Notification of Changes to the Prime Obligation Fund

Effective November 3, 2010, the SAI is hereby amended and supplemented to reflect the following changes related to the Prime Obligation Fund.

In the section entitled "Trustees and Officers of the Trust," the table in the sub-section entitled "Fund Shares Owned by Board Members" on page S-21 is hereby deleted and replaced with the following:

Name	Dollar Range of Fund Shares (Fund)*	Aggregate Dollar Range of Shares (Fund Complex)*
Interested
Mr. Nesher	None	Over $100,000
Mr. Doran Mr. Harris	$1-$10,000 None	Over $100,000 None
Independent
Mr. Storey	None	None
Mr. Sullivan	None	Over $100,000
Ms. Greco	None	$50,000-$100,000
Ms. Lesavoy	None	None
Mr. Williams	None	None
Mr. Johnson	None	None

*  Valuation date as of December 31, 2009.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE